Cover	Dec. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2021
Entity File Number	000-53832
Entity Registrant Name	MALACHITE INNOVATIONS, INC.
Entity Central Index Key	0001438943
Entity Tax Identification Number	75-3268988
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	(216)
Local Phone Number	304-6556
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MLCT
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable